UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, February 12, 2004

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total:  26
Form 13F Information Table Value Total: $ 370,695

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

AmerisourceBergen Corp               COM   03073E105   5331      94950   SH         SOLE          5400       89550
Amli Residential Pptys Trust         COM   001735109   6033     225125   SH         SOLE         17800      207325
Berkshire Hathaway Inc Del Cl B      COM   084670207  40620      14430   SH         SOLE           951       13479
Cathay Bancorp Inc                   COM   149150104  21987     392555   SH         SOLE         28152      364403
Cendant Corp                         COM   151313103  44890    2015710   SH         SOLE        130300     1885410
Center Financial Corp                COM   15146E102   8241     302414   SH         SOLE         35497      266917
Chubb Corp                           COM   171232101  14741     216462   SH         SOLE         14150      202312
Copart Inc                           COM   217204106   4890     294550   SH         SOLE          1700      292850
CVS Corp		             COM   126650100  21307     589900   SH         SOLE         37550      552350
Devon Energy Corp New                COM   25179M103  10920     190715   SH         SOLE         13950      176765
Diamond Offshore Drilling Inc        COM   25271C102   5594     272725   SH         SOLE         17850      254875
Equity Office Properties Trust       COM   294741103  13011     454150   SH         SOLE         37100      417050
Federal Home Ln Mtg Corp             COM   313400301  19780     339165   SH         SOLE         21900      317265
Greater Bay Bancorp                  COM   391648102  12406     435600   SH         SOLE         28950      406650
Hanmi Finl Corp                      COM   410495105   6693     338539   SH         SOLE         21154      317385
International Speedway Corp Cl A     COM   460335201   8964     201701   SH         SOLE         14088      187613
Mercury General Corp New             COM   589400100  22656     486709   SH         SOLE         30850      455859
Mestek Inc                           COM   590829107   8220     426797   SH         SOLE         30600      396197
Post Pptys Inc                       COM   737464107  13439     481325   SH         SOLE         33250      448075
Prima Energy Corp	             COM   741901201   2829      80450   SH         SOLE           400       80050
Progressive Corp Ohio                COM   743315103  11202     134010   SH         SOLE          9250      124760
Sun Communities Inc                  COM   866674104   8957     231435   SH         SOLE         11700      219735
Viad Corp                            COM   92552R109  19339     773575   SH         SOLE         49300      724275
Washington Post Co                   COM   939640108  20126      25431   SH         SOLE          1765       23666
Waters Corp                          COM   941848103   8399     253275   SH         SOLE         17900      235375
Weight Watchers Intl Inc New         COM   948626106  10120     263750   SH         SOLE         21300      242450